WEBSITE DEVELOPMENT COSTS (Tables)	12 Months Ended
Mar. 31, 2013
WEBSITE DEVELOPMENT COSTS (Tables)
Website development costs, stated at cost
	Estimated Useful Life (Years)	March 31, 2013	March 31, 2012

Website development costs	5	$5,315	$5,315

Accumulated amortization		(1,869)	(801)

		$3,446	$4,514